Asset Impairment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment [Line Items]
Impairment charges	$ 23,323,000	$ 11,764,000	$ 32,378,000
Number of aircraft passed in recoverability test	22
Number of aircraft owned	251
Threshold for aircraft	10.00%
Number of aircraft do not exceed threshold of 10%	9
Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Number of aircraft owned	245
Air Transportation Equipment [Member]
Asset Impairment [Line Items]
Impairment charges	2,800,000
Number of aircraft impaired	1
Aggregate carrying value of nine aircrafts	104,800,000
A320 Aircraft And Boeing 737 Classic [Member]
Asset Impairment [Line Items]
Impairment charges	15,600,000
A320 Aircraft [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	4
Boeing 737 Classic [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	1
Engines [Member]
Asset Impairment [Line Items]
Number of engines impaired	2
Older Than 15 Years [Member]
Asset Impairment [Line Items]
Number of aircraft owned	23
Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Aircraft book value, net	265,400,000
Percentage of total flight equipment held for operating lease	3.40%
Estimated undiscounted cash flows	305,800,000
Percentage of total value excess over carrying value	33.00%
Maximum [Member] | Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	198.00%
Minimum [Member]
Asset Impairment [Line Items]
Aircraft impairment analysis, age of aircraft, years	15
Minimum [Member] | Older Than 15 Years [Member] | Flight Equipment Held For Operating Leases [Member]
Asset Impairment [Line Items]
Percentage of total value excess over carrying value	2.00%
Intangible Lease Premium [Member] | Engines [Member]
Asset Impairment [Line Items]
Impairment charges	$ 4,300,000